Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

March 11, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Pruco Life PRUvider Variable Appreciable Account (File No. 811-7040)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life PRUvider Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2007 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual report for the underlying fund:

Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-050345
Date of Filing:	03/07/08

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

/s/____________
Thomas C. Castano

VIA EDGAR